ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Oct. 17, 2024 $ / shares	Jul. 01, 2024 USD ($)	Jul. 11, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ 530,009,000						$ 530,009,000		$ 518,300,000
Working capital deficit	1,353,000						1,353,000		200,000
Net loss	3,547,000	$ 3,530,000	$ 4,629,000	$ 4,706,000	$ 2,317,000	$ 6,578,000	11,706,000	$ 13,601,000	16,690,000	$ 29,885,000
Used cash in operations							11,092,000	12,444,000	15,894,000	31,068,000
Market capitalisation												$ 35,000,000	$ 35,000,000
Impairment losses									0	0
Patent costs									341,000	410,000
Government Assistance, Amount									$ 347,000
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]									Nonoperating Income (Expense)
Number of Reportable Segments | Integer									1
Cash and cash equivalents	2,133,000			$ 5,100,000			2,133,000	$ 5,100,000	$ 2,597,000	$ 13,306,000
Adjustments to estimates of variable consideration to derecognize revenue	11,000						17,000
Impairment losses on accounts receivable	$ 0						$ 0
Accounting Standards Update 2020-06 [Member]
Property, Plant and Equipment [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024						Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Early Adopted [true false]	true						true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true						true
Accounting Standards Update 2022-03 [Member]
Property, Plant and Equipment [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adopted [true false]	false						false
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true						true
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Share price | $ / shares											$ 1.00
Maximum [Member]
Property, Plant and Equipment [Line Items]
FDIC insured amount									$ 250,000
Property, Plant and Equipment, Useful Life									5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life									3 years